Net Debt (Tables)	6 Months Ended
Jun. 30, 2019
Net Debt
Schedule of Net Debt

	At 1 Jan	Adoption of new	Cash	Non-cash	Exchange	At 30 Jun
	2019	accounting standards[59]	Flow	& Other	Movements	2019
	$m	$m	$m	$m	$m	$m
Non-current installments of loans	(17,359)	-	-	(15)	19	(17,355)
Non-current installments of leases	-	(557)	-	45	(2)	(514)
Total long-term debt	(17,359)	(557)	-	30	17	(17,869)

Current instalments of loans	(999)	-	-	(1)	-	(1,000)
Current instalments of leases	-	(163)	96	(138)	(1)	(206)
Commercial paper	(211)	-	-	-	-	(211)
Bank collateral	(384)	-	66	-	-	(318)
Other short-term borrowings excluding overdrafts	-	-	(2)	-	-	(2)
Overdraft	(160)	-	59	-	3	(98)

Total current debt	(1,754)	(163)	219	(139)	2	(1,835)

Gross borrowings	(19,113)	(720)	219	(109)	19	(19,704)

Net derivative financial instruments	384	-	(26)	(37)	-	321

Net Borrowings	(18,729)	(720)	193	(146)	19	(19,383)

Cash and cash equivalents	4,831	-	584	-	13	5,428
Other investments - current	849	-	(21)	(9)	-	819
Other investments - non-current	46	-	-	10	-	56
Cash and investments	5,726	-	563	1	13	6,303

Net debt	(13,003)	(720)	756	(145)	32	(13,080)